Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Recent Accounting Pronouncements
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In September 2022, the FASB issued ASU 2022-04, “Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations”, which requires a buyer in a supplier finance program to disclose qualitative and quantitative information about the supplier finance program. The ASU does not affect the recognition, measurement, or financial statement presentation of obligations covered by supplier finance programs. The new guidance is required to be applied retrospectively to each period in which a balance sheet is presented, except for the amendment on rollforward information, which should be applied prospectively. The ASU is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on rollforward information, which is effective for fiscal years beginning after December 15, 2023. The Group adopted the ASU on January 1, 2023, except for the amendment on rollforward information, and the adoption did not have a significant impact on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In June 2022, the FASB issued ASU 2022-03 “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group is in the process of evaluating the impact of the new guidance and does not expect it to have a material impact on its consolidated financial statements.

3. Recent Accounting Pronouncements (Continued)

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Group is in the process of evaluating the impact of the new guidance and does not expect it to have a significant impact on its consolidated financial statements.